Share-based payments (Details 5)	Nov. 04, 2024 ₨ / shares	May 06, 2024 ₨ / shares	Jan. 29, 2024 ₨ / shares	Oct. 26, 2023 ₨ / shares	Oct. 26, 2023 $ / shares	May 09, 2023 ₨ / shares
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	23.89%		25.15%
Exercise price | (per share)	₨ 1,274	₨ 1,270	₨ 1,171.2	₨ 1,102.8	$ 1,102.8
Option life	5 years		4 years 6 months
Risk-free interest rate	6.79%		7.07%
Expected dividends	0.63%	0.64%	0.68%	0.74%	0.74%
Grant date share price | (per share)	₨ 1,268.3	₨ 1,258.69	₨ 1,168.74	₨ 1,084.39	$ 1,084.39
Option One On May 06, 2024 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		25.47%
Option life		4 years 6 months
Risk-free interest rate		7.18%
Option Two On May 06, 2024 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		24.65%
Option life		5 years 6 months
Risk-free interest rate		7.19%
Option One On October 26, 2023 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility				26.12%	26.12%
Option life				5 years	5 years
Risk-free interest rate				7.39%	7.39%
Option Two On October 26, 2023 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility				25.75%	25.75%
Option life				4 years 6 months	4 years 6 months
Risk-free interest rate				7.38%	7.38%
Option One on May 9,2023 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility						27.15%
Exercise price						₨ 981.4
Option life						5 years 6 months
Risk-free interest rate						7.02%
Expected dividends						0.81%
Grant date share price						₨ 986.65
Option Two on May 9,2023 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility						26.95%
Exercise price						₨ 981.4
Option life						5 years
Risk-free interest rate						7.01%
Expected dividends						0.81%
Grant date share price						₨ 986.65